Share Capital - Roll Forward of Shares Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common shares - beginning	596,818,436	595,938,975
Common shares - ending	597,611,787	596,818,436
Ownership, percentage	100.00%	100.00%
Number of shares exercised (in shares)	294,840	302,520
Value of common shares issued		$ 6
Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued	351,789	416,519
Number of shares exercised (in shares)	294,840	302,520
Value of common shares issued	$ 7	$ 6
Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued	441,562	462,942
Public [Member]
Class of Stock [Line Items]
Common shares - beginning	314,405,788	313,526,327
Common shares - ending	315,199,139	314,405,788
Ownership, percentage	52.70%	52.70%
Public [Member] | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued	351,789	416,519
Public [Member] | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued	441,562	462,942
Province [Member]
Class of Stock [Line Items]
Common shares - beginning	282,412,648	282,412,648
Common shares - ending	282,412,648	282,412,648
Ownership, percentage	47.30%	47.30%
Province [Member] | Long Term Incentive Plan [Member]
Class of Stock [Line Items]
Common shares issued	0	0
Province [Member] | Share Grant Plans [Member]
Class of Stock [Line Items]
Common shares issued	0	0